Licensing revenue and deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 23, 2010
Disclosure of joint ventures [line items]
Licensing revenue	$ 418	$ 118
Current portion of deferred revenue (note 8)	118	118
Deferred revenue (note 8)	442	560
MAH [Member]
Disclosure of joint ventures [line items]
Licensing revenue	300
MAH [Member] | VOS [Member]
Disclosure of joint ventures [line items]
Licensing revenue	300
3SBio [Member]
Disclosure of joint ventures [line items]
Licensing revenue	118	$ 118
Licence fee income	560		$ 1,500
Current portion of deferred revenue (note 8)	118
Deferred revenue (note 8)	$ 442